SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                        Commission File Number: 000-49743
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                           NOTIFICATION OF LATE FILING

      (Check One): |X| Form 10-K |_| Form 11-K |_| Form 20-F | | Form 10-Q
                                 |_| Form N-SAR

                      For Period Ended: April 30, 2007
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     |_|  Transition Report on Form 10-K

     |_|  Transition Report on Form 20-F

     |_|  Transition Report on Form 11-K

     |_|  Transition Report on Form 10-Q

     |_|  Transition Report on Form N-SAR

          For the Transition Period Ended:
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      Read attached instruction sheet before preparing form. Please print or type.

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

      If the notification relates to a portion of the filing checked above, identify the item(s)to which the notification relates:
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                                     PART I
                             REGISTRANT INFORMATION

Full name of registrant: GARDNER COURT INDUSTRIES, Inc.

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Former name if applicable:
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Address of principal executive office (Street and number):
        2503 W. Gardner Ct.
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City, state and zip code:  Tampa FL 33611
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

                                     PART II
                             RULE 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.(Check box if appropriate.)

|X|  |    (a)  The reasons described in reasonable detail in Part III of this
     |         form could not be eliminated without unreasonable effort or
     |         expense;
     |
|_|  |    (b)  The subject annual report, semi-annual report, transition report
     |         on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will
     |         be filed on or before the  15th  calendar day following the
     |         prescribed due date; or  the  subject quarterly report or
     |         transition report on Form 10-Q, or portion thereof will be filed
     |         on or before the fifth calendar day following the prescribed due
     |         date; and
     |
|_|  | (c)     The accountant's statement or other exhibit required by Rule
     |         12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

      Delays in completing the audited financial statements will lead to being unable to complete the filing within the allowed 90 days.

                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

      MICHAEL T. WILLIAMS, ESQ        813               831-9348
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            (Name)                (Area Code)      (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                                  |X| Yes |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                  |_| Yes |X| No

      If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                     GARDNER COURT INDUSTRIES, Inc.
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                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date 10/26/2007                        Jing Yu
                                       -----------------------------------------
                                       President and Principal Executive
                                       Officer, Principal Financial Officer and
                                       Principal Accounting Officer

      INSTRUCTION:The form may be signed by an executive officer of the